Shareholders' equity - Additional Information (Detail) $ / shares in Units, $ in Millions				1 Months Ended										12 Months Ended
	Nov. 30, 2019 USD ($)	Oct. 31, 2019 USD ($) $ / shares shares	Jul. 31, 2019 USD ($) shares	Jul. 31, 2021 shares	May 31, 2021 USD ($) shares	Apr. 30, 2021	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares $ / shares	Nov. 30, 2020 USD ($) shares	Oct. 31, 2020 USD ($) shares	Sep. 30, 2020 USD ($) shares	Jul. 31, 2020 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares $ / shares	Jun. 30, 2021 USD ($) shares $ / shares	May 31, 2021 MXN ($)	Apr. 16, 2021	Jan. 31, 2021 ARS ($) shares	Apr. 30, 2020
Disclosure of classes of share capital [line items]
Stock split ratio																					100
Consideration paid (received)														$ 0
Par value per share | $ / shares														$ 0.0001	$ 0.0001		$ 0.0001
Number of shares bought back | shares					7,000		5,200	10,200	21,700	3,400,000	9,000	11,400,000	363,100
Payment to buyback of shares					$ 79,000		$ 46,000	$ 90,000	$ 192,000	$ 30,000,000	$ 79,600	$ 100,300,000	$ 668,000
Proceeds from issuance of shares							$ 1,000,000			$ 30,000,000		$ 126,600,000		$ 296,318,000
Number of shares issued | shares														191,028,642	170,981,476
Number of new shares issued during period | shares							113,100			3,400,000		14,300,000
Increase (decrease) through acquisition of subsidiary														$ 1,469,000	$ 93,000	$ 1,585,000
Capital reserve														390,466,000	78,945,000
VTEX [member]
Disclosure of classes of share capital [line items]
Par value per share | $ / shares		$ 0.01
Number of shares issued | shares		1,525,019
Increase (decrease) through acquisition of subsidiary		$ 15,000,000
Capital reserve		$ 14,938,000
Subsidiary Dlieve [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																1,766
Par value per share | $ / shares																$ 0.01
Number of shares issued | shares																495
Capital reserve [member]
Disclosure of classes of share capital [line items]
Proceeds from issuance of shares	$ 40,000,000
Increase (decrease) through acquisition of subsidiary														1,469,000	$ 93,000	$ 1,542,000
Dlieve Tecnologia S A [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)										$ 198,000
Number of instruments or interests issued or issuable | shares										22,455
Dlieve Tecnologia S A [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)									$ 3,000
Number of instruments or interests issued or issuable | shares									382											382
Par value per share | $ / shares									$ 0.0001
Ciashop [member]
Disclosure of classes of share capital [line items]
Number of shares issued | shares			4,330
Increase (decrease) through acquisition of subsidiary			$ 1,090,000
Ciashop [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																	2,000
Equity interests issued																	$ 22,000
Indeva [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																	139,000
Equity interests issued																	$ 200,000
Suiteshare [member]
Disclosure of classes of share capital [line items]
Consideration paid (received)														1,816,000
Equity interests issued														1,264,000
Percentage of voting equity interests acquired																			100.00%
Cash transferred														$ 1,816,000
Suiteshare [member] | Earn Out Liability [member]
Disclosure of classes of share capital [line items]
Number of instruments or interests issued or issuable | shares																	110,000
Equity interests issued																	$ 1,264,000
VTEX ARG [member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired									3.46%											3.46%
Proportion of ownership interest in subsidiary									100.00%					96.54%
Amount payable to non controlling interest business combination									$ 27,000					$ 23,000						$ 2,400
Period in which amount payable to non controlling interest														5 years
VTEX MEX [member]
Disclosure of classes of share capital [line items]
Percentage of voting equity interests acquired					0.04%													0.04%
Proportion of ownership interest in subsidiary					99.99%	99.95%
Cash transferred					$ 100													$ 1,500
Class A common stock [member]
Disclosure of classes of share capital [line items]
Common stock vote per share				1
Class A common stock [member] | IPO sold by the company [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares				13,876,702
Class A common stock [member] | IPO sold by the shareholders [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares				5,123,298
Class A common stock [member] | IPO Underwriter's option [member]
Disclosure of classes of share capital [line items]
Number of new shares issued during period | shares				2,850,000
Class B common stock [member]
Disclosure of classes of share capital [line items]
Common stock vote per share				10